Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions
Note 17. Related Party Transactions
The Company made payments of $0.1 million to Carbon Group Limited in respect to consultancy services provided by a director and shareholder of the Company for the three and six months ended June 30, 2023 and 2022, respectively.
The Company recognized revenue of $0.3 million for the three and six months ended June 30, 2023 from CFL Ventures, in which the Company has a minority interest.
In the three months ended June 30, 2023, the Company granted 67,720 RSUs to two independent members of the board of directors, vesting in April 2024. In the six months ended June 30, 2023, the Company granted 86,588 RSUs to three independent members of the board of directors, vesting between March 2024 and April 2024.
The Company recognized compensation cost of $0.1 million and less than $0.1 million during the three months ended June 30, 2023 and 2022, respectively and $0.3 million and $0.1 million during the six months ended June 30, 2023 and 2022, respectively, in general and administrative expense in the condensed consolidated statements of operations for awards granted to independent members of the board of directors.